Offerings - Offering: 1	May 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 5,171,358,045.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 714,164.55
Offering Note

(1)	(a)
Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of (i) 521,702,478 issued and outstanding shares of Class A common stock, par value $0.0001 per share (the “Shares”), of Global Business Travel Group, Inc. (the “Company”), multiplied by $9.50 per Share (the “Merger Consideration”); (ii) the product of (x) 2,736,255 Shares issuable upon the exercise of outstanding options to purchase Shares with exercise prices less than $9.50 per Share granted under the equity plans of the Company (the “Company Equity Plans”), and (y) $2.66776003 (which is the difference of the Merger Consideration and the weighted average exercise price per Share of $6.83223997 of such options); (iii) 17,570,705 Shares underlying outstanding restricted stock units granted under the Company Equity Plans, multiplied by the Merger Consideration; (iv) 3,812,574 Shares underlying outstanding performance restricted stock units granted under the Company Equity Plans, multiplied by the Merger Consideration; and (v) 499,335 Shares estimated to be issuable through the end of the current offering period under the Company Employee Stock Purchase Plan, multiplied by the Merger Consideration. The calculation of the filing fee is based on information available to the Company as of May 15, 2026.

(b)
The filing fee was calculated in accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, Exchange Act Rule 0-11 and Fee Rate Advisory No. 1 for Fiscal Year 2026, issued on August 25, 2025, and effective October 1, 2025, by multiplying the transaction valuation by 0.0001381 ($138.10 per $1,000,000).